CONSOLIDATED STATEMENT OF EQUITY - CAD CAD in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Beginning balance at Dec. 31, 2012			CAD 12,069	CAD 1,224	CAD 379	CAD 4,687	CAD (1,448)
Increase (decrease) in equity
Shares issued on exercise of stock options (Note 19)			80
Shares repurchased (Note 19)			0		0
Shares issued under public offering, net of issue costs (Note 20)				589
Issuance of stock options, net of exercises					(2)
Dilution impact from TC PipeLines, LP units issued					29			CAD 384
Redemption of subsidiary's preferred shares					(5)			(195)
Impact of asset drop downs to TC PipeLines, LP (Note 25)					0
Net (loss)/income attributable to controlling interests	CAD 1,786					1,786
Common share dividends						(1,301)
Preferred share dividends						(76)
Other comprehensive income/(loss) (Note 21)	580						514
Ending balance at Dec. 31, 2013		CAD 18,525	12,149	1,813	401	5,096	(934)
Beginning balance at Dec. 31, 2012								1,425
Net (loss)/income attributable to non-controlling interests
TC PipeLines, LP								93
Portland Natural Gas Transmission System	125							12
Preferred share dividends of TCPL								20
Other comprehensive income attributable to non-controlling interests								66
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					29			384
Decrease in TransCanada's ownership of TC PipeLines, LP								(47)
Distributions declared to non-controlling interests								(166)
Redemption of subsidiary's preferred shares					(5)			(195)
Other								19
Ending balance at Dec. 31, 2013								1,611
Issuance of TC PipeLines, LP units
Total Equity	20,136
Shares issued on exercise of stock options (Note 19)			53
Shares repurchased (Note 19)			0		0
Shares issued under public offering, net of issue costs (Note 20)				442
Issuance of stock options, net of exercises					3
Dilution impact from TC PipeLines, LP units issued					9			79
Redemption of subsidiary's preferred shares					(6)			(194)
Impact of asset drop downs to TC PipeLines, LP (Note 25)					(37)
Net (loss)/income attributable to controlling interests	1,840					1,840
Common share dividends						(1,360)
Preferred share dividends						(98)
Other comprehensive income/(loss) (Note 21)	(171)						(301)
Ending balance at Dec. 31, 2014	19,070	19,070	12,202	2,255	370	5,478	(1,235)
Net (loss)/income attributable to non-controlling interests
TC PipeLines, LP								136
Portland Natural Gas Transmission System	153							15
Preferred share dividends of TCPL								2
Other comprehensive income attributable to non-controlling interests								130
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					9			79
Decrease in TransCanada's ownership of TC PipeLines, LP								(14)
Distributions declared to non-controlling interests								(182)
Redemption of subsidiary's preferred shares					(6)			(194)
Other								0
Ending balance at Dec. 31, 2014	1,583							1,583
Issuance of TC PipeLines, LP units
Total Equity	20,653
Shares issued on exercise of stock options (Note 19)			30
Shares repurchased (Note 19)			(130)		(164)
Shares issued under public offering, net of issue costs (Note 20)				244
Issuance of stock options, net of exercises					8
Dilution impact from TC PipeLines, LP units issued					6			55
Redemption of subsidiary's preferred shares					0			0
Impact of asset drop downs to TC PipeLines, LP (Note 25)					(213)
Net (loss)/income attributable to controlling interests	(1,146)					(1,146)
Common share dividends						(1,471)
Preferred share dividends						(92)
Other comprehensive income/(loss) (Note 21)	602						296
Ending balance at Dec. 31, 2015	16,438	CAD 16,438	CAD 12,102	CAD 2,499	7	CAD 2,769	CAD (939)
Net (loss)/income attributable to non-controlling interests
TC PipeLines, LP								(13)
Portland Natural Gas Transmission System	6							19
Preferred share dividends of TCPL								0
Other comprehensive income attributable to non-controlling interests								306
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					6			55
Decrease in TransCanada's ownership of TC PipeLines, LP								(11)
Distributions declared to non-controlling interests								(222)
Redemption of subsidiary's preferred shares					CAD 0			0
Other								0
Ending balance at Dec. 31, 2015	1,717							CAD 1,717
Issuance of TC PipeLines, LP units
Total Equity	CAD 18,155